Goodwill (Details 1)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Indefinite-Lived Intangible Assets [Line Items]
GoodWill	$ 2,927,828	¥ 21,155,897	$ 3,067,317	¥ 21,155,897
Holographic Solutions [Member]
Indefinite-Lived Intangible Assets [Line Items]
GoodWill		9,729,086		9,729,086
Holographic Technology Service [Member]
Indefinite-Lived Intangible Assets [Line Items]
GoodWill		¥ 11,426,811		¥ 11,426,811